REPORT OF INDEPENDENT
REGISTERED PUBLIC
ACCOUNTING FIRM
Board of Trustees and
Shareholders
Redwood Private Real Estate Debt
Fund

In planning and performing our
audit of the financial statements of
Redwood Private Real Estate Debt
Fund (the  Fund ) as of and for the
year ended December 31, 2025, in
accordance with the standards of
the Public Company Accounting
Oversight Board (United States),
we considered the Fund s internal
control over financial reporting,
including controls over
safeguarding securities, as a basis
for designing audit procedures for
the purpose of expressing an
opinion on the financial
statements and to comply with the
requirements of Form N-CEN, but
not for the purpose of expressing
an opinion on the effectiveness of
the Fund s internal control over
financial reporting. Accordingly,
we express no such opinion.

Management of the Fund is
responsible for establishing and
maintaining effective internal
control over financial reporting. In
fulfilling this responsibility,
estimates and judgments by
management are required to
assess the expected benefits and
related costs of controls. A fund s
internal control over financial
reporting is a process designed to
provide reasonable assurance
regarding the reliability of financial
reporting and the preparation of
financial statements for external
purposes in accordance with
generally accepted accounting
principles. A fund s internal
control over financial reporting
includes those policies and
procedures that (1) pertain to the
maintenance of records that, in
reasonable detail, accurately and
fairly reflect the transactions and
dispositions of the assets of the
fund; (2) provide reasonable
assurance that transactions are
recorded as necessary to permit
preparation of financial
statements in accordance with
generally accepted accounting
principles, and that receipts and
expenditures of the fund are being
made only in accordance with
authorizations of management
and directors of the fund; and (3)
provide reasonable assurance
regarding prevention or timely
detection of unauthorized
acquisition, use, or disposition of
the fund s assets that could have a
material effect on the financial
statements.

Because of its inherent limitations,
internal control over financial
reporting may not prevent or
detect misstatements. Also
projections of any evaluation of
effectiveness to future periods are
subject to the risk that controls
may become inadequate because
of changes in conditions, or the
degree of compliance with policies
and procedures may deteriorate.

A deficiency in internal control
over financial reporting exists
when the design or operation of a
control does not allow
management or employees, in the
normal course of performing their
assigned functions, to prevent or
detect misstatements on a timely
basis. A material weakness is a
deficiency, or a combination of
deficiencies, in internal control
over financial reporting, such that
there is a reasonable possibility
that a material misstatement of
the Fund s annual or interim
financial statements will not be
prevented or detected on a timely
basis.

Our consideration of the Fund s
internal control over financial
reporting was for the
limited purpose described in the
first paragraph and would not
necessarily disclose all
deficiencies in internal control
over financial reporting that might
be material weaknesses under
standards established by the
Public Company Accounting
Oversight Board (United States).
However, we noted no deficiencies
in the Fund s internal control over
financial reporting and its
operation, including controls over
safeguarding securities, which we
consider to be material
weaknesses as defined above as
of December 31, 2025.

This report is intended solely for
the information and use of
management and the Board of
Trustees of Redwood Private Real
Estate Debt Fund and the U.S.
Securities and Exchange
Commission, and is not intended
to be and should not be used by
anyone other than these specified
parties.

/s/ Grant Thornton LLP
Chicago, Illinois
February 27, 2026